Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Buildings [Member] USD ($)	Mar. 31, 2013 Buildings [Member] CNY	Mar. 31, 2012 Buildings [Member] CNY	Mar. 31, 2013 Leasehold Improvements [Member] USD ($)	Mar. 31, 2013 Leasehold Improvements [Member] CNY	Mar. 31, 2012 Leasehold Improvements [Member] CNY	Mar. 31, 2013 Machineries [Member] USD ($)	Mar. 31, 2013 Machineries [Member] CNY	Mar. 31, 2012 Machineries [Member] CNY	Mar. 31, 2013 Motor Vehicles [Member] USD ($)	Mar. 31, 2013 Motor Vehicles [Member] CNY	Mar. 31, 2012 Motor Vehicles [Member] CNY	Mar. 31, 2013 Furniture, Fixtures and Office Equipment [Member] USD ($)	Mar. 31, 2013 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2013 Construction-in-Progress [Member] USD ($)	Mar. 31, 2013 Construction-in-Progress [Member] CNY	Mar. 31, 2012 Construction-in-Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 93,712	582,024	352,808	$ 30,194	187,529	150,181	$ 7,127	44,264	42,783	$ 17,051	105,889	86,395	$ 1,785	11,087	8,939	$ 4,442	27,588	27,500	$ 33,113	205,657	37,010
Less: Accumulated depreciation	(18,315)	(113,752)	(84,946)
Total property, plant and equipment, net	$ 75,397	468,272	267,862